UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   DECEMBER 31, 2000
                                                 -----------------

Check here if Amendment  [    ] ;  Amendment Number:
                                                     ---------
This Amendment  (Check only one.):            [    ] is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 FORUM INVESTMENT ADVISERS, LLC
                  -----------------------------------------------------
Address:              TWO PORTLAND SQUARE
                  -----------------------------------------------------
                      PORTLAND, MAINE  04101
                  -----------------------------------------------------


Form 13F File Number:          28-05247
                               ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 NANETTE K. CHERN
                  -----------------------------------------------------
Title:                CHIEF COMPLIANCE OFFICER
                  -----------------------------------------------------
Phone:                (207) 879-1900
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Nanette Chern              PORTLAND, ME           FEBRUARY 12, 2001
---------------------------    ----------------------    ---------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[   ]  13F  HOLDINGS  REPORT.  (Check  here if all  holdings  of this  reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                               2
                                                     ------------------------

Form 13F Information Table Entry Total                          135
                                                     ------------------------

Form 13F Information Table Value Total               $        49, 099
                                                      -----------------------
                                                            (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number           Name

1      28-03192                       DAVIS HAMILTON JACKSON & ASSOC., L. P.
          -----------------------     -----------------------------------------
2      28-03586                       PPM AMERICA INC.
          -----------------------     -----------------------------------------

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
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                                                      FORM 13F

                                        US DOLLAR DENOMINATED HOLDINGS - [FUND]

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               ITEM 1           ITEM 2    ITEM 3     ITEM 4      ITEM 5  ITEM 6-INVEST. DISCRETION ITEM 7 ITEM 8 - VOTING AUTHORITY
           Name of Issue     Class Title  Cusip   Market Value   Shares   Sole   Shared   Other     Mngrs  Sole    Shared     None
                                                                            A       B       C                A       B          C
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications          Common  000886101          145    8000.00                   X        1               8,000
AFLAC Incorporated              Common  001055102          751   10400.00                   X        1              10,400
Abbott Laboratories             Common  002824100          154    3170.00           X                       3,170
Adobe Systems Inc               Common  00724F101          297    5100.00                   X        1               5,100
Aetna Inc-New                   Common  00817Y108          292    7100.00                   X        2               7,100
Air Products & Chemicals        Common  009158106          130    3170.00           X                       3,170
America Online Inc              Common  02364J104          334    9600.00                   X        1               9,600
American Financial Group        Common  025932104          186    7000.00                   X        2               7,000
American General Corp           Common  026351106          359    4400.00                   X        2               4,400
American Home Products          Common  026609107          176    2773.00           X                       2,773
American Int'l Group            Common  026874107          293    2972.00           X                       2,972
American Int'l Group            Common  026874107          690    7000.00                   X        1               7,000
Anheuser-Busch Cos.             Common  035229103          569   12500.00                   X        1              12,500
Apache Corporation              Common  037411105          448    6400.00                   X        1               6,400
Applied Materials, Inc.         Common  038222105          153    4000.00                   X        1               4,000
Ashland, Inc.                   Common  044204105          327    9100.00                   X        2               9,100
Automatic Data Processing       Common  053015103          100    1585.00           X                       1,585
BJ Services Company             Common  055482103          489    7100.00                   X        1               7,100
Baker Hughes                    Common  057224107          420   10100.00                   X        1              10,100
Bank of America Corp            Common  060505104          376    8200.00                   X        2               8,200
Bea Systems Inc                 Common  073325102          215    3200.00                   X        1               3,200
BellSouth Corporation           Common  079860102          270    6600.00                   X        2               6,600
Berkshire Hathaway - B          Common  084670207           73      31.00           X                          31
Broadwing Inc                   Common  111620100          376   16500.00                   X        1              16,500
Brunswick Corporation           Common  117043109          293   17800.00                   X        2              17,800
Burlington No Santa Fe          Common  12189T104          314   11100.00                   X        2              11,100
CIGNA Corporation               Common  125509109          265    2000.00                   X        2               2,000
CSX Corporation                 Common  126408103          348   13400.00                   X        2              13,400
Cardinal Health, Inc.           Common  14149Y108          737    7400.00                   X        1               7,400
CenturyTel Inc                  Common  156700106          358   10000.00                   X        2              10,000
Charter One Financial Inc       Common  160903100          367   12700.00                   X        2              12,700
Chase Manhattan Corp            Common  16161A108          309    6800.00                   X        2               6,800
Chevron Corporation             Common  166751107          363    4300.00                   X        2               4,300
Chubb Corp.                     Common  171232101          882   10200.00                   X        1              10,200
Cisco Systems Inc               Common  17275R102          593   15500.00                   X        1              15,500
Citigroup Inc                   Common  172967101          960   18800.00                   X        1              18,800
Clear Channel Commun            Common  184502102          218    4500.00                   X        1               4,500
Computer Associates Int         Common  204912109          376   19300.00                   X        2              19,300
Computer Sciences Corp          Common  205363104           71    1189.00           X                       1,189
Compuware Corp                  Common  205638109          329   52600.00                   X        2              52,600
Comverse Technology Inc         Common  205862402          467    4300.00                   X        1               4,300
Conoco Inc - Class B            Common  208251405           49    1703.00           X                       1,703
Cooper Industries, Inc.         Common  216669101          372    8100.00                   X        2               8,100
Delphi Automotive Systems       Common  247126105          345   30700.00                   X        2              30,700
Walt Disney Company             Common  254687106          272    9400.00                   X        1               9,400
Du Pont (E.I.) de Nemours       Common  263534109           39     810.00           X                         810
EMC Corporation                 Common  268648102          579    8700.00                   X        1               8,700
Emerson Electric Co             Common  291011104          307    3900.00                   X        1               3,900
Enron Corp                      Common  293561106          682    8200.00                   X        1               8,200
Exxon Mobil Corp                Common  30231G102          207    2377.00           X                       2,377
Exxon Mobil Corp                Common  30231G102          765    8800.00                   X        1               8,800
FNMA                            Common  313586109          172    1981.00           X                       1,981
Federated Dept. Stores          Common  31410H101          448   12800.00                   X        2              12,800
Fiserv, Inc.                    Common  337738108          211    4457.00           X                       4,457
FirstEnergy Corp                Common  337932107          350   11100.00                   X        2              11,100
Ford Motor Company W/I          Common  345370860          354   15098.00                   X        2              15,098
Forest Laboratories Inc.        Common  345838106          638    4800.00                   X        1               4,800
Fortune Brands Inc              Common  349631101          375   12500.00                   X        2              12,500
Franklin Resources Inc          Common  354613101          259    6800.00                   X        2               6,800
GPU, Inc.                       Common  36225X100          350    9500.00                   X        2               9,500
Gannett Company Inc             Common  364730101          315    5000.00                   X        2               5,000
General Electric Company        Common  369604103          285    5943.00           X                       5,943
General Electric Company        Common  369604103        1,294   27000.00                   X        1              27,000
General Motors Corp.            Common  370442105          265    5200.00                   X        2               5,200
HCA - The Healthcare Co         Common  404119109          268    6100.00                   X        2               6,100
Hartford Financial Svcs         Common  416515104          261    3700.00                   X        2               3,700
ITT Industries, Inc.            Common  450911102          275    7100.00                   X        2               7,100
Intel Corp                      Common  458140100          427   14100.00                   X        1              14,100
IBM Corp                        Common  459200101          126    1486.00           X                       1,486
Intimate Brands Inc             Common  461156101          307   20440.00                   X        1              20,440
Johnson & Johnson               Common  478160104          167    1585.00           X                       1,585
Johnson & Johnson               Common  478160104          798    7600.00                   X        1               7,600
K mart Corporation              Common  482584109          401   75500.00                   X        2              75,500
KeyCorp                         Common  493267108          347   12400.00                   X        2              12,400
Estee Lauder Companies          Common  518439104          399    9100.00                   X        1               9,100
Linear Technology Corp          Common  535678106          194    4200.00                   X        1               4,200
Liz Claiborne, Inc.             Common  539320101          262    6300.00                   X        2               6,300
Lockheed Martin Corp            Common  539830109          241    7100.00                   X        2               7,100
Marsh & McLennan Cos. Inc       Common  571748102          585    5000.00                   X        1               5,000
Maytag Corporation              Common  578592107          349   10800.00                   X        2              10,800
Mead Corporation                Common  582834107          301    9600.00                   X        2               9,600
Merck & Company Inc             Common  589331107          256    2734.00           X                       2,734
Merck & Company Inc             Common  589331107          665    7100.00                   X        1               7,100
Mercury Interactive Corp        Common  589405109          253    2800.00                   X        1               2,800
Merrill Lynch & Co., Inc.       Common  590188108          270    3963.00           X                       3,963
Microsoft Corporation           Common  594918104          618   14200.00                   X        1              14,200
Minnesota Mining & Mfg          Common  604059105          410    3400.00                   X        1               3,400
Nortel Networks Corp            Common  656568102          215    6700.00                   X        1               6,700
Nucor Corporation               Common  670346105          357    9000.00                   X        2               9,000
OM Group Inc                    Common  670872100          295    5400.00                   X        1               5,400
Occidental Petroleum Corp       Common  674599105          352   14500.00                   X        2              14,500
Oracle Corporation              Common  68389X105          230    7924.00           X                       7,924
Oracle Corporation              Common  68389X105          642   22100.00                   X        1              22,100
PPG Industries Inc.             Common  693506107          352    7600.00                   X        2               7,600
Pactiv Corp                     Common  695257105          172   13900.00                   X        2              13,900
Parker Hannifin                 Common  701094104          344    7800.00                   X        2               7,800
Paychex, Inc.                   Common  704326107          588   12100.00                   X        1              12,100
PepsiCo                         Common  713448108          108    2179.00           X                       2,179
PepsiCo                         Common  713448108          674   13600.00                   X        1              13,600
PerkinElmer Inc                 Common  714046109          578    5500.00                   X        1               5,500
Pfizer Inc.                     Common  717081103        1,030   22400.00                   X        1              22,400
Phelps Dodge Corporation        Common  717265102          340    6100.00                   X        2               6,100
Philip Morris Cos Inc           Common  718154107          418    9500.00                   X        2               9,500
Phillips Petroleum Co           Common  718507106          324    5700.00                   X        2               5,700
Radian Group Inc                Common  750236101          375    5000.00                   X        1               5,000
Redback Networks Inc            Common  757209101           53    1300.00                   X        1               1,300
Robert Half International       Common  770323103          374   14100.00                   X        1              14,100
Rohm & Haas Company             Common  775371107          363   10000.00                   X        2              10,000
SBC Communications, Inc.        Common  78387G103           97    2021.00           X                       2,021
SBC Communications Inc          Common  78387G103          396    8300.00                   X        2               8,300
SBC Communications Inc          Common  78387G103          616   12900.00                   X        1              12,900
Sanmina Corporation             Common  800907107          100    1300.00                   X        1               1,300
Sears, Roebuck & Co.            Common  812387108          309    8900.00                   X        2               8,900
SouthTrust Corp                 Common  844730101          354    8700.00                   X        2               8,700
Southwest Airlines Co           Common  844741108          349   10400.00                   X        1              10,400
Sovereign Bancorp Inc           Common  845905108          299   36800.00                   X        2              36,800
Sprint Capital Corp             Common  852061100          282   13900.00                   X        2              13,900
Stryker Corp                    Common  863667101          653   12900.00                   X        1              12,900
Sun Microsystems                Common  866810104          329   11800.00                   X        1              11,800
Symbol Technologies             Common  871508107          363   10087.00                   X        1              10,087
TRW Inc.                        Common  872649108          372    9600.00                   X        2               9,600
Texas Instruments, Inc.         Common  882508104          298    6300.00                   X        1               6,300
United Technologies Corp.       Common  913017109          187    2377.00           X                       2,377
United Technologies Corp.       Common  913017109          236    3000.00                   X        2               3,000
V F Corporation                 Common  918204108          391   10800.00                   X        2              10,800
Veritas Software Corp           Common  923436109           79     900.00                   X        1                 900
Verizon Communications          Common  92343V104          396    7900.00                   X        2               7,900
Viacom, Inc., Class B           Common  925524308          439    9400.00                   X        1               9,400
Wal-Mart Stores Inc             Common  931142103          579   10900.00                   X        1              10,900
Washington Mutual Inc           Common  939322103          366    6900.00                   X        2               6,900
Waters Corp                     Common  941848103          392    4700.00                   X        1               4,700
Wells Fargo Company             Common  949746101          199    3566.00           X                       3,566
Wells Fargo Company             Common  949746101          429    7700.00                   X        1               7,700
Amdocs Ltd                      Common  G02602103          152    2300.00                   X        1               2,300
Check Point Software            Common  M22465104          267    2000.00                   X        1               2,000
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                                              135       49,099

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